Other Income	12 Months Ended
Dec. 31, 2013
Other Income And Expenses [Abstract]
Other Income

NOTE 12 – OTHER INCOME

GAIN ON SETTLEMENTS

In June 2006, the Former Parent filed a patent infringement lawsuit against Secure Computing Corporation and its subsidiaries (the “defendants”) in U.S. District Court of Delaware. The Company asserted that defendants had willfully infringed on three of the Company’s U.S. patents and sought an injunction and damages for such infringement. In this action, the defendants filed counterclaims for patent infringement, asserting that the Company was infringing on two of its U.S. patents. At trial, the jury determined that the defendants willfully infringed the Company’s three patents and found that the Company did not infringe on the defendants’ patents. The jury awarded the Company approximately $9.0 million for damages in August 2009 and the award was subsequently increased to approximately $37.3 million, including interest, in July 2011. The Company recognized other income of $34.2 million and interest income of $3.1 million when the proceeds were received by the Company in September 2011. net of legal costs of approximately $9.3 million as compensation for the patents infringement.

In July 2010, the Company filed a patent infringement lawsuit against five additional software technology companies (the “2010 Litigation”) The Company asserted that defendants had willfully infringed on the Company’s U.S. patents and sought an injunction and damages for such infringement. In April 2012, a Memorandum of Understanding was signed between the Company and one of the parties in the 2010 Litigation granting such party a worldwide, perpetual, non-exclusive, non-sublicenseable license to the patents-in-suit and all other patents owned by, or exclusively licensed to, FI Delaware or its direct or indirect wholly-owned subsidiaries. The license is fully paid up unless the holder of the license has aggregate annual net sales to third party distributors or re-sellers in excess of $10.0 million (which has not been achieved to date). In exchange for such license, the third party issued 2,951,786 shares of its common stock (representing 3.765% of such party’s outstanding shares of common stock) (the “Settlement Investment”) with a fair value of $8.3 million on the date of the agreement and agreed to pay Finjan $3.0 million in cash, which is payable over an 18 month period in the form of three payments in the amount of $1.0 million each. The Company has received all the three installment payments, and recognized such amount as gain on settlements (the last installment payment of $1.0 million was received in January 2014). The Settlement Investment has been reflected as an Investment on the accompanying consolidated balance sheet as of December 31, 2012 (see Note 8.) On March 5, 2013, the Company issued a dividend to the Former Parent, which included its entire ownership of the Settlement Investment.

In November 2012, Finjan signed a Confidential Settlement, Release and License Agreement with one of the other parties to the 2010 Litigation, a large, multinational software and technology company. Pursuant to the agreement, the counter-party paid a one-time fully paid up license fee to Finjan in the amount of $85 million, which was recognized as gain on settlements, net of legal costs of $8.5 million. Such fee was paid in exchange for a release and perpetual, non-exclusive worldwide license to all of the Company’s and its affiliates’ patents, including patent rights owned or controlled by the Company or its affiliates as of the date of such agreement and patents with a first effective priority date occurring at any time prior to November 2022 that the Company or its affiliates may own or control after the date of such agreement. Following the signing of the agreement, Finjan dismissed all claims against the counter-party (including its affiliates).

SALE OF PATENTS

During 2011, the Company sold certain of its fully amortized patents for $1,600,000 and incurred $320,000 of fees associated with the transactions. The sale was recorded as other income, net of legal fees.